Fundamental InvestorsSM

Class A B C	Ticker ANCFX AFIBX AFICX	F-1 F-2 529-A 529-B	AFIFX FINFX CFNAX CFNBX	529-C 529-E 529-F-1	CFNCX CFNEX CFNFX

Summary prospectus
September 1, 2010

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated September 1, 2010, are incorporated by reference into this summary prospectus.

 Investment objective

The fund’s investment objective is to achieve long-term growth of capital and income.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 60 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.24	none
Other expenses	0.20	0.20	0.22	0.17	0.17
Total annual fund operating expenses	0.69	1.46	1.48	0.67	0.43

	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.20	1.00	1.00	0.50	0.00
Other expenses	0.27	0.29	0.29	0.28	0.28
Total annual fund operating expenses	0.73	1.55	1.55	1.04	0.54

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$641	$783	$ 937	$1,384
B	649	862	997	1,537
C	251	468	808	1,768
F-1	68	214	373	835
F-2	44	138	241	542
529-A	665	834	1,016	1,534
529-B	677	928	1,102	1,726
529-C	277	528	902	1,945
529-E	126	370	632	1,374
529-F-1	75	213	361	783

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$149	$462	$797	$1,537
C	151	468	808	1,768
529-B	177	528	902	1,726
529-C	177	528	902	1,945

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

 Principal investment strategies

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market risks — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Risks of investing outside the U.S. — Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this time period were:

Highest                 17.14%                   (quarter ended June 30, 2009)

Lowest                –23.34%                   (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2010, was –7.65%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	8/1/1978	25.71%	2.77%	2.99%	12.26%
− After taxes on distributions		25.38	2.21	2.30	N/A
− After taxes on distributions and sale of fund shares		17.04	2.41	2.39	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	27.30%	2.84%	3.04%
C	3/15/2001	31.26	3.14	3.59
F-1	3/15/2001	33.40	3.99	4.43
F-2	8/1/2008	33.72	N/A	–6.28
529-A	2/15/2002	25.65	2.71	4.89
529-B	2/19/2002	27.16	2.72	5.02
529-C	2/15/2002	31.22	3.08	4.80
529-E	3/7/2002	32.89	3.61	4.63
529-F-1	9/23/2002	33.56	4.11	9.51

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for fees, expenses or taxes)	26.47%	0.42%	–0.95%	11.21%
Lipper Growth & Income Funds Index (reflects no deductions for fees or taxes)	29.10	0.75	1.20	10.60
MSCI® World Index (reflects no deductions for fees, expenses or taxes)	30.79	2.57	0.23	10.39
Class A annualized 30-day yield at December 31, 2009: 1.28% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Dina N. Perry President and Trustee	18 years	Senior Vice President – Capital World Investors
Michael T. Kerr Senior Vice President	16 years	Senior Vice President – Capital World Investors
Ronald B. Morrow Vice President	13 years	Senior Vice President – Capital World Investors
James E. Drasdo	32 years	Senior Vice President – Capital World Investors
Brady L. Enright	5 years	Senior Vice President – Capital World Investors

 Purchase and sale of fund shares

Purchase minimums (for all share classes)
To establish an account (including retirement plan and 529 accounts)	$250
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

 Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you or your account is tax-exempt or tax-deferred.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-910-0910P Litho in USA CGD/RRD/8008	Investment Company File No. 811-00032
The Capital Group Companies

American Funds                  Capital Research and Management                     Capital International                  Capital Guardian                Capital Bank and Trust

Fundamental InvestorsSM

Class A R-1 R-2	Ticker ANCFX RFNAX RFNBX	R-3 R-4 R-5 R-6	RFNCX RFNEX RFNFX RFNGX

Summary retirement plan prospectus
September 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated September 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund’s investment objective is to achieve long-term growth of capital and income.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 21 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 60 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.23	0.99	0.75	0.50	0.25	none	none
Other expenses	0.20	0.22	0.51	0.23	0.18	0.13	0.09*
Total annual fund operating expenses	0.69	1.47	1.52	0.99	0.69	0.39	0.35

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$641	$783	$937	$1,384
R-1	150	465	803	1,757
R-2	155	480	829	1,813
R-3	101	315	547	1,213
R-4	70	221	384	859
R-5	40	125	219	493
R-6	36	113	197	443

*	Estimated by annualizing actual fees and expenses of the share class for a partial year.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

 Principal investment strategies

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.
The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market risks — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Risks of investing outside the U.S. — Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.
Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this time period were:

Highest            17.14%                (quarter ended June 30, 2009)

Lowest           –23.34%                (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2010, was –7.65%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	8/1/1978	25.71%	2.77%	2.99%	12.26%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/19/2002	32.30%	3.13%	5.39%
R-2	5/21/2002	32.22	3.12	4.63
R-3	6/4/2002	32.93	3.62	5.50
R-4	7/25/2002	33.31	3.94	8.91
R-5	5/15/2002	33.75	4.25	5.64

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for fees, expenses or taxes)	26.47%	0.42%	–0.95%	11.21%
Lipper Growth & Income Funds Index (reflects no deductions for fees or taxes)	29.10	0.75	1.20	10.60
MSCI® World Index (reflects no deductions for fees, expenses or taxes)	30.79	2.57	0.23	10.39
Class A annualized 30-day yield at December 31, 2009: 1.28% (For current yield information, please call American FundsLine® at 800/325-3590.)

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Dina N. Perry President and Trustee	18 years	Senior Vice President – Capital World Investors
Michael T. Kerr Senior Vice President	16 years	Senior Vice President – Capital World Investors
Ronald B. Morrow Vice President	13 years	Senior Vice President – Capital World Investors
James E. Drasdo	32 years	Senior Vice President – Capital World Investors
Brady L. Enright	5 years	Senior Vice President – Capital World Investors

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-910-0910P Litho in USA CGD/RRD/8032	Investment Company File No. 811-00032
The Capital Group Companies

American Funds                  Capital Research and Management                      Capital International             Capital Guardian                  Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY RETIREMENT PLAN PROSPECTUS FOR THE FUND.

/s/	PATRICK F. QUAN
PATRICK F. QUAN
SECRETARY

Fundamental InvestorsSM

Class A R-1 R-2	Ticker ANCFX RFNAX RFNBX	R-3 R-4 R-5 R-6	RFNCX RFNEX RFNFX RFNGX

Summary retirement plan prospectus
September 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated September 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund’s investment objective is to achieve long-term growth of capital and income.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 21 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 60 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.23	0.99	0.75	0.50	0.25	none	none
Other expenses	0.20	0.22	0.51	0.23	0.18	0.13	0.09*
Total annual fund operating expenses	0.69	1.47	1.52	0.99	0.69	0.39	0.35

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$641	$783	$937	$1,384
R-1	150	465	803	1,757
R-2	155	480	829	1,813
R-3	101	315	547	1,213
R-4	70	221	384	859
R-5	40	125	219	493
R-6	36	113	197	443

*	Estimated by annualizing actual fees and expenses of the share class for a partial year.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

 Principal investment strategies

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.
The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market risks — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Risks of investing outside the U.S. — Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.
Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this time period were:

Highest            17.14%                (quarter ended June 30, 2009)

Lowest           –23.34%                (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2010, was –7.65%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	8/1/1978	25.71%	2.77%	2.99%	12.26%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/19/2002	32.30%	3.13%	5.39%
R-2	5/21/2002	32.22	3.12	4.63
R-3	6/4/2002	32.93	3.62	5.50
R-4	7/25/2002	33.31	3.94	8.91
R-5	5/15/2002	33.75	4.25	5.64

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for fees, expenses or taxes)	26.47%	0.42%	–0.95%	11.21%
Lipper Growth & Income Funds Index (reflects no deductions for fees or taxes)	29.10	0.75	1.20	10.60
MSCI® World Index (reflects no deductions for fees, expenses or taxes)	30.79	2.57	0.23	10.39
Class A annualized 30-day yield at December 31, 2009: 1.28% (For current yield information, please call American FundsLine® at 800/325-3590.)

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Dina N. Perry President and Trustee	18 years	Senior Vice President – Capital World Investors
Michael T. Kerr Senior Vice President	16 years	Senior Vice President – Capital World Investors
Ronald B. Morrow Vice President	13 years	Senior Vice President – Capital World Investors
James E. Drasdo	32 years	Senior Vice President – Capital World Investors
Brady L. Enright	5 years	Senior Vice President – Capital World Investors

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-910-0910P Litho in USA CGD/RRD/8032	Investment Company File No. 811-00032
The Capital Group Companies

American Funds                  Capital Research and Management                      Capital International             Capital Guardian                  Capital Bank and Trust